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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206   Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 326-3597

Date of fiscal year end:         December 31, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.87%
CLOSED-END FUNDS - 39.63%
CONVERTIBLE SECURITIES - 0.97%
Advent Claymore Global Convertible Securities and Income Fund II	114,032	$784,540
AGIC Equity & Convertible Income Fund	6,400	113,664
		898,204
CORE - 0.75%
Adams Express Company (The)	11,100	121,878
Advent/Claymore Enhanced Growth & Income Fund	3,916	39,199
General American Investors Company, Inc.	9,800	284,396
Liberty All-Star Growth Fund, Inc.	26,884	116,945
Zweig Fund, Inc. (The)	41,469	133,115
		695,533
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 1.96%
Federated Enhanced Treasury Income Fund	47,044	694,369
Western Asset Inflation Management Fund Inc.	100	1,778
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	32,829	419,883
Western Asset/Claymore Inflation-Linked Securities & Income Fund	55,633	708,764
		1,824,794
DEVELOPED MARKET - 0.74%
Japan Smaller Capitalization Fund, Inc.	88,375	692,860

EMERGING MARKETS - 0.70%
First Trust/Aberdeen Emerging Opportunity Fund	3,800	78,964
India Fund, Inc. (The)	3,000	66,900
Morgan Stanley India Investment Fund, Inc.	30,387	503,209
		649,073
FLEXIBLE INCOME - 1.00%
Putnam Premier Income Trust	64,293	354,254
Zweig Total Return Fund, Inc. (The)	178,951	572,643
		926,897
GLOBAL - 2.04%
AGIC Global Equity & Convertible Income Fund	20,161	286,689
Alpine Total Dynamic Dividend Fund	79,800	378,252
Clough Global Allocation Fund	6,650	92,701
Clough Global Equity Fund	4,600	60,306
Clough Global Opportunities Fund	26,100	307,197

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
GLOBAL (Continued)
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	16,543	$323,912
First Trust Active Dividend Income Fund	35,818	311,617
Lazard World Dividend & Income Fund, Inc.	11,634	141,935
		1,902,609
GLOBAL INCOME - 0.88%
Global Income & Currency Fund Inc.	11,324	155,479
Nuveen Multi-Currency Short-Term Government Income Fund	49,996	660,947
		816,426
LOAN PARTICIPATION - 1.46%
BlackRock Diversified Income Strategies Fund, Inc.	28,726	295,303
BlackRock Floating Rate Income Trust	17,163	244,916
Eaton Vance Senior Floating-Rate Trust	9,641	146,929
Invesco Van Kampen Dynamic Credit Opportunities Fund	21,001	245,292
Invesco Van Kampen Senior Income Trust	87,527	429,758
		1,362,198
OPTION ARBITRAGE/OPTIONS STRATEGIES - 26.40%
BlackRock Enhanced Capital & Income Fund, Inc.	69,048	931,458
BlackRock Enhanced Equity Dividend Trust	215,219	1,614,143
BlackRock International Growth and Income Trust	163,013	1,279,652
Cohen & Steers Global Income Builder, Inc.	21,400	228,980
Dow 30 Enhanced Premium & Income Fund, Inc.	900	10,125
Dow 30 Premium & Dividend Income Fund, Inc.	22,800	323,304
Eaton Vance Enhanced Equity Income Fund	102,000	1,128,120
Eaton Vance Enhanced Equity Income Fund II	152,300	1,657,024
Eaton Vance Risk-Managed Diversified Equity Income Fund	280,148	2,966,767
Eaton Vance Tax-Managed Buy-Write Income Fund	74,563	1,021,513
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,237,064
Eaton Vance Tax-Managed Diversified Equity Income Fund	371,208	3,537,612

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	184,566	$2,037,609
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	455,011	4,054,148
First Trust Enhanced Equity Income Fund	16,800	202,944
ING Global Equity Dividend and Premium Opportunity Fund	139,899	1,341,631
Madison Strategic Sector Premium Fund	11,112	131,233
Nuveen Equity Premium Advantage Fund	10,442	126,557
Nuveen Equity Premium and Growth Fund	17,538	233,782
Nuveen Equity Premium Income Fund	17,200	205,884
Nuveen Equity Premium Opportunity Fund	24,800	302,064
		24,571,614
PACIFIC EX JAPAN - 0.95%
Morgan Stanley China A Share Fund, Inc.	45,347	888,348

REAL ESTATE - 0.07%
LMP Real Estate Income Fund, Inc.	6,602	67,737

SECTOR EQUITY - 1.71%
BlackRock EcoSolutions Investment Trust	63,511	631,934
Gabelli Healthcare & WellnessRx Trust (The)	9,221	76,811
ING Risk Managed Natural Resources Fund	65,307	801,317
Petroleum & Resources Corporation	3,043	79,118
		1,589,180

TOTAL CLOSED-END FUNDS		36,885,473

CONSUMER DISCRETIONARY - 6.66%
CBS Corporation - Class B	5,000	169,550
Comcast Corporation - Class A	20,655	619,857
DIRECTV - Class A *	7,000	345,380
Family Dollar Stores, Inc.	2,000	126,560
Home Depot, Inc. (The)	12,600	633,906
Kohl's Corporation	3,000	150,090
McDonald's Corporation	11,400	1,118,340
Starbucks Corporation	2,800	156,492
Target Corporation	8,800	512,776
Time Warner Cable, Inc.	1,966	160,229
Time Warner, Inc.	7,900	298,225
TJX Companies, Inc. (The)	14,000	555,940

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Viacom, Inc. - Class B	5,450	$258,657
Walt Disney Company (The)	10,200	446,556
Yum! Brands, Inc.	9,000	640,620
		6,193,178
CONSUMER STAPLES - 6.01%
Altria Group, Inc.	20,800	642,096
Coca-Cola Company (The)	13,500	999,135
Costco Wholesale Corporation	2,500	227,000
CVS Caremark Corporation	10,430	467,264
Estée Lauder Companies, Inc. (The) - Class A	4,000	247,760
Philip Morris International, Inc.	13,400	1,187,374
Wal-Mart Stores, Inc.	29,700	1,817,640
		5,588,269
ENERGY - 7.93%
Apache Corporation	3,000	301,320
Chevron Corporation	15,732	1,687,100
ConocoPhillips	14,974	1,138,174
Exxon Mobil Corporation	36,936	3,203,459
Halliburton Company	7,000	232,330
Marathon Oil Corporation	5,000	158,500
Occidental Petroleum Corporation	5,800	552,334
Williams Companies, Inc.	2,500	77,025
WPX Energy, Inc. *	1,666	30,004
		7,380,246
FINANCIALS - 7.17%
AFLAC, Inc.	5,500	252,945
American Express Company	6,400	370,304
AON Corporation	3,500	171,710
Bank of America Corporation	60,000	574,200
BB&T Corporation	5,000	156,950
Capital One Financial Corporation	4,500	250,830
Discover Financial Services	6,000	200,040
Fifth Third Bancorp	9,000	126,450
Franklin Resources, Inc.	1,500	186,045
JPMorgan Chase & Co.	30,132	1,385,469
Marsh & McLennan Companies, Inc.	10,000	327,900
MetLife, Inc.	7,000	261,450
Morgan Stanley	12,000	235,680
Prudential Financial, Inc.	2,000	126,780
U.S. Bancorp	16,401	519,584
Wells Fargo & Company	44,800	1,529,472
		6,675,809

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE - 6.64%
Abbott Laboratories	13,200	$809,028
Aetna, Inc.	5,000	250,800
Amgen, Inc.	7,800	530,322
Becton, Dickinson and Company	3,900	302,835
Biogen Idec, Inc. *	4,000	503,880
Bristol-Myers Squibb Company	19,000	641,250
Cardinal Health, Inc.	7,950	342,725
Covidien plc	4,099	224,133
Gilead Sciences, Inc. *	9,500	464,075
McKesson Corporation	1,800	157,986
Medco Health Solutions, Inc. *	4,000	281,200
Merck & Company, Inc.	22,267	855,053
Thermo Fisher Scientific, Inc.	3,000	169,140
UnitedHealth Group, Inc.	11,000	648,340
		6,180,767
INDUSTRIALS - 6.24%
Caterpillar, Inc.	5,300	564,556
CSX Corporation	10,500	225,960
Cummins Inc.	2,000	240,080
Deere & Company	6,500	525,850
Emerson Electric Company	6,000	313,080
FedEx Corporation	3,000	275,880
General Dynamics Corporation	3,200	234,816
General Electric Company	50,000	1,003,500
Honeywell International Inc.	5,000	305,250
Illinois Tool Works, Inc.	2,500	142,800
Lockheed Martin Corporation	3,000	269,580
Norfolk Southern Corporation	3,000	197,490
Northrop Grumman Corporation	3,000	183,240
Raytheon Company	3,500	184,730
Union Pacific Corporation	4,000	429,920
United Parcel Service, Inc. - Class B	4,100	330,952
United Technologies Corporation	3,000	248,820
Waste Management, Inc.	3,800	132,848
		5,809,352
INFORMATION TECHNOLOGY - 13.15%
Apple, Inc. *	7,900	4,735,813
Google, Inc. - Class A *	1,500	961,860
Intel Corporation	39,500	1,110,345
International Business Machines Corporation	8,100	1,690,065
Microsoft Corporation	87,800	2,831,550
Oracle Corporation	31,272	911,891
		12,241,524

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
MATERIALS - 1.85%
Air Products & Chemicals, Inc.	2,000	$183,600
Dow Chemical Company (The)	5,000	173,200
E.I. Du Pont de Nemours and Company	9,500	502,550
International Paper Company	4,000	140,400
Newmont Mining Corporation	4,000	205,080
Praxair, Inc.	4,500	515,880
		1,720,710
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	2,039

TELECOMMUNICATION SERVICES - 1.83%
AT&T, Inc.	30,039	938,118
Verizon Communications, Inc.	20,000	764,600
		1,702,718
UTILITIES - 1.76%
American Electric Power Company, Inc.	3,500	135,030
Duke Energy Corporation	15,800	331,958
Exelon Corporation	3,000	117,630
FirstEnergy Corporation	3,000	136,770
NextEra Energy, Inc.	4,000	244,320
Progress Energy, Inc.	3,000	159,330
Public Service Enterprises Group, Inc.	4,500	137,745
Southern Company (The)	6,000	269,580
Xcel Energy, Inc.	4,000	105,880
		1,638,243

TOTAL EQUITY SECURITIES (cost - $75,502,455)		92,018,328

SHORT-TERM INVESTMENT - 1.00%
MONEY MARKET FUND - 1.00%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $928,338)	928,338	928,338

TOTAL INVESTMENTS - 99.87% (cost - $76,430,793)		92,946,666

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%		119,169

NET ASSETS - 100.00%		$93,065,835

*Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2012 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $76,430,954, $17,404,046, $(888,334) and $16,515,712, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$92,018,328	$-
Short-Term Investments	928,338	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$92,946,666	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three months ended March 31, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2012.

The disclosures for the Fund’s fiscal year beginning January 1, 2012 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the three months ended March 31, 2012, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2012 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2012, file number 811-05150.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	May 8, 2012

* Print the name and title of each signing officer under his or her signature.